497(e)
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 1, 2009 TO THE MAY 1, 2009 PROSPECTUS FOR:

300+

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This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

Note that the addresses to which you communicate with us will change, effective on or about November 30, 2009. Please replace the second and third shaded sub-sections in your Prospectus section entitled "How to reach us," under "AXA Equitable's 300+ Series," with the following as of that date:


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FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
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AXA Equitable 300+ Series
P.O. Box 1599
Newark, New Jersey 07101-9764


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FOR ALL OTHER COMMUNICATIONS (E.G., WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
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AXA Equitable 300+ Series
P.O. Box 4875
Syracuse, NY 13221










   (copyright) 2009 AXA Equitable Life Insurance Company. All rights reserved.
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

300+ NB/IF                                                              x02839